Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting (Tables) [Line Items]
Schedule of Presents Significant Expenses Provided to the CODM

The following table presents significant expenses provided to the CODM for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Revenues
Equity and option order flow rebates	$197,069,562	$192,232,715	$278,981,134
Interest related income	130,451,877	155,792,329	91,882,243
Handling charge income	49,044,700	30,677,177	8,500,321
Other revenues	13,663,533	10,900,349	8,969,222
Total revenues	390,229,672	389,602,570	388,332,920
Segment expenses
Brokerage and transaction(1)	79,306,618	66,418,918	59,764,117
Technology and development(1)	55,550,088	44,407,785	39,491,515
Marketing and branding(1)	136,693,180	150,558,774	137,394,118
General and administrative(1)	100,445,443	75,825,829	53,105,956
Other segment items(2)	32,587,611	29,411,885	30,022,321
Total operating expenses per consolidated statements of operations and comprehensive (loss) income	404,582,940	366,623,191	319,778,027
Operating (loss) income	(14,353,268)	22,979,379	68,554,893
Other (income) expense, net	(2,302,693)	2,801,285	2,869,397
Provision for income taxes	13,823,355	16,140,571	32,211,527
Income from discontinued operations, net of tax	2,691,778	1,784,465	16,603,657
Net (loss) income	$(23,182,152)	$5,821,988	$50,077,626

(1)	Excludes share-based compensation. See Note 18 for operating expense allocation.
(2)	Other segment items represent share-based compensation.

Schedule of Revenues, by Geographic Area from External Customers

The following table presents our revenues, by geographic area, for the years ended December 31, 2024, 2023 and 2022 from external customers, excluding interest received on corporate bank deposits in the amount of $12,923,495, $14,833,038 and $4,325,689 for the years ended December 31, 2024, 2023 and 2022, respectively.

	2024	2023	2022
Revenues:
USA	$355,022,439	$363,746,474	$375,653,156
Hong Kong	6,692,262	5,066,724	6,427,891
Singapore	10,923,140	5,590,646	1,626,800
Others	4,668,336	365,688	299,384
Total	$377,306,177	$374,769,532	$384,007,231

Schedule of Long-Lived Assets by Category and by Geographic Area

The following table presents long-lived assets by category and by geographic area as of December 2024 and 2023.

	2024	2023
Right-of-use assets:
Mainland China	$56,198,584	$2,777,221
USA	6,648,247	5,616,601
Others	3,446,920	3,513,735
Total	$66,293,751	$11,907,557

Property and equipment, net:
USA	$30,347,719	$30,611,515
Others	3,282,051	3,686,868
Total	$33,629,770	$34,298,383

Intangible assets, net:
Japan	$15,111,688	$16,693,046
Indonesia	3,094,718	3,127,825
Others	1,209,557	1,577,082
Total	$19,415,963	$21,397,953

Goodwill:
Mexico	$5,197,438	$5,197,438

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Segment Reporting (Tables) [Line Items]
Schedule of Segment Assets is Reported on the Balance Sheet as Total Assets	The measure of segment assets is reported on the balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	December 31,	December 31,
	2024	2023
Trust Account	$112,683,509	$109,573,279
Cash	$169,659	$163,718

Schedule of Segment Reported on the Statement of Operations
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$2,437,346	$2,151,130
Interest from investments held in Trust Account	$5,605,739	$10,570,325